Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Cash and Cash Equivalents	13. Cash and cash equivalents

	2023	2022
	S$’000	S$’000
Cash on hand	10	42
Cash at bank	150,798	168,325
Short-term bank deposits	155,590	140,866
	306,398	309,233